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May 6, 1998



VIA EDGAR
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Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C.  20549

Re:  Bishop Street Funds (File Nos. 33-80514 and 811-8572)
     Filing pursuant to Rule 497(j)
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Ladies and Gentlemen:

On behalf of our client, the Bishop Street Funds (the "Trust"), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter certifying that the Prospectus and Statement of Additional Information dated April 30, 1998 does not differ from that contained in the Trust's Post-Effective Amendment No. 8 which was filed via EDGAR on April 30, 1998 with accession number 0001047469-98-017426.

Please contact me at (202) 467-7087 if you have any questions or comments concerning this filing.


Sincerely,

/s/ John H. Grady, Jr.
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John H. Grady, Jr.